Document and Entity Information	Nov. 25, 2024
Cover [Abstract]
Entity Registrant Name	ACUITY BRANDS INC
Entity Address, State or Province	GA
Amendment Flag	false
Entity Central Index Key	0001144215
Document Type	8-K
Document Period End Date	Nov. 25, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-16583
Entity Tax Identification Number	58-2632672
Entity Address, Address Line One	1170 Peachtree Street, N.E.
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Atlanta
Entity Address, Postal Zip Code	30309
City Area Code	(404)
Local Phone Number	853-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value per share
Trading Symbol	AYI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false